Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000019191_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000019191_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.14%
C000019191_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.15%
C000059102_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000059102_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000059102_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000019194_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000019194_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000019194_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000130146_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000130146_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000130146_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000059101_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000059101_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000059101_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000059103_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000059103_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000059103_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000120647_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000120647_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000120647_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000064239_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000064239_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.14%
C000064239_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.15%
C000059099_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000059099_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000059099_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000019193_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000019193_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000019193_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000064240_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000064240_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.05%
C000064240_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.86%
C000019191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Growth Discovery Fund
C000019191_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000019191_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,817
C000019191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,635
C000019191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,303
C000019191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 16,354
C000019191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 18,044
C000019191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 22,616
C000019191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 32,364
C000019191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 26,828
C000019191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 32,586
C000019191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 44,283	$ 44,283	$ 44,283	$ 44,283
C000019191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
C000019191_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019191_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,069
C000019191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,277
C000019191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,614
C000019191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,673
C000019191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									18,441
C000019191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								22,487
C000019191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							32,154
C000019191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						25,795
C000019191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					32,657
C000019191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	43,178	43,178	43,178	$ 43,178
C000019191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000019191_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019191_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,729
C000019191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,959
C000019191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,987
C000019191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,907
C000019191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,246
C000019191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,306
C000019191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,950
C000019191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,490
C000019191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,563
C000019191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,475	$ 31,475	$ 31,475	$ 31,475
C000019191_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.89%
C000019191_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		19.67%
C000019191_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.04%
C000019191_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.22%
C000019191_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.55%
C000019191_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.75%
C000059102_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000059102_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000059102_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,184
C000059102_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,896
C000059102_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,892
C000059102_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,120
C000059102_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,011
C000059102_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,220
C000059102_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,215
C000059102_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,787
C000059102_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,251
C000059102_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,716	$ 29,716	$ 29,716	$ 29,716
C000059102_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Top 200® Index
C000059102_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059102_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,770
C000059102_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,197
C000059102_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000059102_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,334
C000059102_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,003
C000059102_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,907
C000059102_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,623
C000059102_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,573
C000059102_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					28,494
C000059102_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	36,307	36,307	36,307	$ 36,307
C000059102_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000059102_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059102_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000059102_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000059102_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000059102_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000059102_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000059102_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000059102_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000059102_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000059102_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000059102_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000059102_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.33%
C000059102_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.40%
C000059102_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.51%
C000059102_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.81%
C000059102_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.23%
C000059102_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.90%
C000059102_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000059102_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000059102_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000019194_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mega Cap Stock Fund
C000019194_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019194_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,613
C000019194_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,362
C000019194_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,526
C000019194_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,886
C000019194_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,904
C000019194_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,215
C000019194_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,817
C000019194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,308
C000019194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,275
C000019194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,464	$ 32,464	$ 32,464	$ 32,464
C000019194_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Top 200® Index
C000019194_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019194_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,770
C000019194_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,197
C000019194_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000019194_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,334
C000019194_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,003
C000019194_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,907
C000019194_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,623
C000019194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,573
C000019194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					28,494
C000019194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	36,307	36,307	36,307	$ 36,307
C000019194_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019194_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019194_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000019194_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000019194_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000019194_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000019194_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000019194_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000019194_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000019194_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000019194_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000019194_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000019194_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.44%
C000019194_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.85%
C000019194_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.50%
C000019194_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000019194_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000019194_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000130146_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130146_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130146_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,633
C000130146_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,397
C000130146_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,577
C000130146_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,971
C000130146_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,015
C000130146_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,342
C000130146_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							23,034
C000130146_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,519
C000130146_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,570
C000130146_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,880	$ 32,880	$ 32,880	$ 32,880
C000130146_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Top 200® Index
C000130146_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130146_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,770
C000130146_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,197
C000130146_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000130146_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,334
C000130146_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,003
C000130146_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,907
C000130146_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,623
C000130146_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,573
C000130146_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					28,494
C000130146_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	36,307	36,307	36,307	$ 36,307
C000130146_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000130146_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130146_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000130146_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000130146_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000130146_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000130146_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000130146_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000130146_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000130146_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000130146_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000130146_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000130146_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.59%
C000130146_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.97%
C000130146_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.64%
C000130146_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000130146_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000130146_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000059101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000059101_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059101_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,505
C000059101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,156
C000059101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,146
C000059101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,337
C000059101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,169
C000059101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,318
C000059101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,234
C000059101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,707
C000059101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,215
C000059101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,745	$ 29,745	$ 29,745	$ 29,745
C000059101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Top 200® Index
C000059101_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059101_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,770
C000059101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,197
C000059101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000059101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,334
C000059101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,003
C000059101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,907
C000059101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,623
C000059101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,573
C000059101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					28,494
C000059101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	36,307	36,307	36,307	$ 36,307
C000059101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000059101_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059101_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000059101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000059101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000059101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000059101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000059101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000059101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000059101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000059101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000059101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000059101_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.12%
C000059101_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.62%
C000059101_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.52%
C000059101_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.12%
C000059101_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.62%
C000059101_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.52%
C000059101_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000059101_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000059101_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000059103_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000059103_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059103_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,611
C000059103_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,366
C000059103_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,527
C000059103_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,888
C000059103_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,907
C000059103_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,211
C000059103_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							22,812
C000059103_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,302
C000059103_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,261
C000059103_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,446	$ 32,446	$ 32,446	$ 32,446
C000059103_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Top 200® Index
C000059103_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059103_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,770
C000059103_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,197
C000059103_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000059103_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,334
C000059103_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,003
C000059103_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,907
C000059103_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,623
C000059103_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,573
C000059103_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					28,494
C000059103_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	36,307	36,307	36,307	$ 36,307
C000059103_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000059103_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059103_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000059103_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000059103_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000059103_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000059103_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000059103_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000059103_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000059103_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000059103_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000059103_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000059103_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.45%
C000059103_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.83%
C000059103_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.49%
C000059103_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000059103_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000059103_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000120647_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Large Cap Stock Fund
C000120647_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000120647_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,521
C000120647_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,251
C000120647_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,419
C000120647_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,828
C000120647_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,635
C000120647_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,660
C000120647_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,851
C000120647_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						19,787
C000120647_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,345
C000120647_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,187	$ 31,187	$ 31,187	$ 31,187
C000120647_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000120647_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000120647_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000120647_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000120647_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000120647_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000120647_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000120647_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000120647_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000120647_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000120647_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000120647_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000120647_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.11%
C000120647_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.34%
C000120647_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.05%
C000064239_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064239_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064239_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,832
C000064239_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,663
C000064239_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,353
C000064239_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,432
C000064239_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									18,151
C000064239_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								22,773
C000064239_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							32,622
C000064239_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						27,062
C000064239_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					32,909
C000064239_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 44,756	$ 44,756	$ 44,756	$ 44,756
C000064239_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
C000064239_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064239_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,069
C000064239_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,277
C000064239_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,614
C000064239_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,673
C000064239_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									18,441
C000064239_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								22,487
C000064239_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							32,154
C000064239_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						25,795
C000064239_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					32,657
C000064239_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	43,178	43,178	43,178	$ 43,178
C000064239_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000064239_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064239_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,729
C000064239_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,959
C000064239_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,987
C000064239_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,907
C000064239_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,246
C000064239_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,306
C000064239_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							24,950
C000064239_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,490
C000064239_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					25,563
C000064239_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,475	$ 31,475	$ 31,475	$ 31,475
C000064239_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.00%
C000064239_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		19.78%
C000064239_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.17%
C000064239_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.22%
C000064239_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.55%
C000064239_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.75%
C000059099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000059099_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,425
C000059099_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,962
C000059099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												9,707
C000059099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,696
C000059099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,937
C000059099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,841
C000059099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,087
C000059099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,075
C000059099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,705
C000059099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,213
C000059099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,742	$ 29,742	$ 29,742	$ 29,742
C000059099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Top 200® Index
C000059099_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059099_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,770
C000059099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,197
C000059099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000059099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,334
C000059099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,003
C000059099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,907
C000059099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,623
C000059099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						23,573
C000059099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					28,494
C000059099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	36,307	36,307	36,307	$ 36,307
C000059099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000059099_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000059099_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000059099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000059099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000059099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000059099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000059099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000059099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000059099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000059099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000059099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000059099_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.76%
C000059099_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.16%
C000059099_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.52%
C000059099_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.13%
C000059099_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.53%
C000059099_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.18%
C000059099_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000059099_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000059099_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.76%
C000019193_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Fund
C000019193_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019193_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,052
C000019193_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,960
C000019193_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,531
C000019193_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,726
C000019193_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,944
C000019193_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,215
C000019193_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,312
C000019193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,208
C000019193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,886
C000019193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,729	$ 35,729	$ 35,729	$ 35,729
C000019193_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019193_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000019193_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,742
C000019193_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,171
C000019193_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,170
C000019193_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,064
C000019193_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,633
C000019193_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,881
C000019193_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,175
C000019193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,503
C000019193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,912
C000019193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000019193_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.89%
C000019193_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.51%
C000019193_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.58%
C000064240_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064240_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064240_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													11,065
C000064240_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,985
C000064240_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,573
C000064240_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,790
C000064240_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,029
C000064240_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,331
C000064240_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,497
C000064240_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,380
C000064240_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,119
C000064240_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 36,068	$ 36,068	$ 36,068	$ 36,068
C000064240_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064240_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000064240_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,742
C000064240_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,171
C000064240_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,170
C000064240_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 15,064
C000064240_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,633
C000064240_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 17,881
C000064240_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,175
C000064240_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 22,503
C000064240_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 26,912
C000064240_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521
C000064240_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.00%
C000064240_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.61%
C000064240_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.69%